Quarterly Report
September 30, 2023
MFS®  Research
International Portfolio
MFS® Variable Insurance Trust II
RSS-Q3

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace & Defense – 1.4%
MTU Aero Engines Holding AG	17,408	$3,160,992
Thales S.A.	18,420	2,584,571
		$5,745,563
Airlines – 0.5%
Ryanair Holdings PLC, ADR (a)	20,689	$2,011,178
Alcoholic Beverages – 3.0%
Diageo PLC	188,844	$6,964,346
Heineken N.V.	31,295	2,752,944
Kirin Holdings Co. Ltd.	179,800	2,518,211
		$12,235,501
Apparel Manufacturers – 4.3%
Burberry Group PLC	54,248	$1,258,145
Compagnie Financiere Richemont S.A.	34,960	4,259,612
LVMH Moet Hennessy Louis Vuitton SE	14,254	10,753,598
NIKE, Inc., “B”	16,323	1,560,805
		$17,832,160
Automotive – 2.6%
Bridgestone Corp.	70,400	$2,745,996
Compagnie Generale des Etablissements Michelin	84,618	2,593,525
DENSO Corp.	196,000	3,149,063
Koito Manufacturing Co. Ltd.	150,000	2,264,956
		$10,753,540
Biotechnology – 0.9%
CSL Ltd.	22,442	$3,618,814
Brokerage & Asset Managers – 3.6%
Euronext N.V.	73,314	$5,102,031
Hong Kong Exchanges & Clearing Ltd.	93,400	3,489,850
London Stock Exchange Group PLC	62,685	6,297,525
		$14,889,406
Business Services – 1.3%
Nomura Research Institute Ltd.	152,100	$3,962,295
Secom Co. Ltd.	18,100	1,228,145
		$5,190,440
Computer Software – 1.0%
Cadence Design Systems, Inc. (a)	16,982	$3,978,883
Computer Software - Systems – 6.5%
Amadeus IT Group S.A.	77,905	$4,694,843
Constellation Software, Inc.	2,348	4,847,382
Fujitsu Ltd.	42,000	4,946,467
Hitachi Ltd.	127,400	7,907,086
Samsung Electronics Co. Ltd.	90,753	4,600,197
		$26,995,975
Construction – 0.8%
Techtronic Industries Co. Ltd.	336,500	$3,265,759

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 0.8%
Kao Corp.	86,500	$3,213,072
Consumer Services – 1.0%
Carsales.com Ltd.	101,647	$1,825,989
Persol Holdings Co. Ltd.	744,000	1,211,788
SEEK Ltd.	67,589	959,081
		$3,996,858
Electrical Equipment – 5.0%
Legrand S.A.	54,480	$4,999,996
Mitsubishi Electric Corp.	300,000	3,711,858
Schneider Electric SE	72,537	11,958,651
		$20,670,505
Electronics – 3.1%
ASML Holding N.V.	3,774	$2,216,240
Kyocera Corp.	54,200	2,751,709
NXP Semiconductors N.V.	13,001	2,599,160
ROHM Co. Ltd.	92,400	1,741,775
Taiwan Semiconductor Manufacturing Co. Ltd.	219,804	3,561,205
		$12,870,089
Energy - Independent – 1.4%
Reliance Industries Ltd.	75,259	$2,125,237
Woodside Energy Group Ltd.	158,967	3,729,564
		$5,854,801
Energy - Integrated – 4.1%
Eni S.p.A.	273,389	$4,391,025
Galp Energia SGPS S.A., “B”	313,014	4,636,729
TotalEnergies SE	121,572	8,000,332
		$17,028,086
Energy - Renewables – 0.2%
Orsted A/S	15,525	$845,233
Food & Beverages – 3.6%
Danone S.A.	47,771	$2,631,987
Nestle S.A.	107,979	12,193,139
		$14,825,126
Food & Drug Stores – 0.2%
Seven & I Holdings Co. Ltd.	20,500	$803,182
Gaming & Lodging – 1.8%
Aristocrat Leisure Ltd.	101,537	$2,666,819
Flutter Entertainment PLC (a)	7,006	1,141,512
Sands China Ltd. (a)	532,400	1,631,680
Whitbread PLC	44,643	1,877,973
		$7,317,984
Insurance – 5.6%
AIA Group Ltd.	607,200	$4,950,832
Aon PLC	19,240	6,237,993
Beazley PLC	502,938	3,382,576
Hiscox Ltd.	152,788	1,869,210
Willis Towers Watson PLC	8,922	1,864,341

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Zurich Insurance Group AG	10,375	$4,754,213
		$23,059,165
Leisure & Toys – 0.3%
Yamaha Corp.	44,900	$1,227,659
Machinery & Tools – 5.4%
Daikin Industries Ltd.	33,000	$5,183,853
GEA Group AG	96,206	3,555,914
RB Global, Inc.	38,884	2,434,526
SMC Corp.	11,400	5,109,556
Toyota Industries Corp.	44,200	3,482,702
Weir Group PLC	106,386	2,454,945
		$22,221,496
Major Banks – 6.1%
Bank of Ireland Group PLC	95,479	$937,781
BNP Paribas	107,025	6,813,526
DBS Group Holdings Ltd.	125,700	3,093,305
Mitsubishi UFJ Financial Group, Inc.	518,700	4,402,911
NatWest Group PLC	1,933,650	5,532,850
UBS Group AG	187,241	4,628,178
		$25,408,551
Medical Equipment – 2.2%
ConvaTec Group PLC	956,548	$2,541,909
QIAGEN N.V. (a)	105,246	4,258,354
Terumo Corp.	79,400	2,105,609
		$8,905,872
Metals & Mining – 1.4%
Glencore PLC	1,008,646	$5,768,252
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	413,400	$1,211,543
Natural Gas - Pipeline – 0.3%
APA Group	234,108	$1,249,314
Other Banks & Diversified Financials – 4.0%
HDFC Bank Ltd.	176,740	$3,248,485
Julius Baer Group Ltd.	88,098	5,645,836
Macquarie Group Ltd.	31,213	3,366,072
Visa, Inc., “A”	19,169	4,409,062
		$16,669,455
Pharmaceuticals – 9.9%
Bayer AG	54,651	$2,626,091
Kyowa Kirin Co. Ltd.	196,100	3,417,053
Merck KGaA	27,245	4,555,476
Novo Nordisk A.S., “B”	140,088	12,743,222
Roche Holding AG	43,181	11,778,273
Sanofi	32,428	3,479,192
Santen Pharmaceutical Co. Ltd.	267,900	2,462,263
		$41,061,570
Printing & Publishing – 0.6%
Wolters Kluwer N.V.	21,099	$2,555,210

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 1.1%
LEG Immobilien SE (a)	65,294	$4,510,557
Restaurants – 0.5%
Yum China Holdings, Inc.	38,053	$2,120,313
Specialty Chemicals – 7.6%
Akzo Nobel N.V.	30,874	$2,228,008
Croda International PLC	56,764	3,404,018
Kansai Paint Co. Ltd.	93,800	1,341,659
Linde PLC	36,443	13,569,551
Nitto Denko Corp.	52,900	3,471,916
Sika AG	15,649	3,966,353
Symrise AG	36,452	3,480,832
		$31,462,337
Specialty Stores – 0.2%
ZOZO, Inc.	57,600	$1,057,066
Telecommunications - Wireless – 2.4%
Advanced Info Service Public Co. Ltd.	405,500	$2,539,073
Cellnex Telecom S.A.	69,253	2,408,024
KDDI Corp.	102,500	3,139,337
SoftBank Group Corp.	44,500	1,886,426
		$9,972,860
Telephone Services – 0.4%
Hellenic Telecommunications Organization S.A.	104,513	$1,527,060
Tobacco – 1.3%
British American Tobacco PLC	165,668	$5,200,657
Utilities - Electric Power – 2.1%
CLP Holdings Ltd.	245,500	$1,816,731
E.ON SE	202,532	2,398,222
Iberdrola S.A.	404,500	4,516,411
		$8,731,364
Total Common Stocks		$407,862,456
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67	11/20/23	54,066	$40,153
Computer Software - Systems – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	2,868	$0
Total Warrants				$40,153

Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 5.4% (v)	2,476,610	$2,477,106

Other Assets, Less Liabilities – 0.6%		2,525,062
Net Assets – 100.0%		$412,904,777

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,477,106 and $407,902,609, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$80,443,613	$—	$—	$80,443,613
France	3,479,192	55,438,217	—	58,917,409
Switzerland	40,153	47,225,604	—	47,265,757
United Kingdom	12,243,452	34,308,954	—	46,552,406
United States	34,219,795	—	—	34,219,795
Germany	28,546,438	—	—	28,546,438
Australia	17,415,653	—	—	17,415,653
Hong Kong	15,154,852	—	—	15,154,852
Denmark	—	13,588,455	—	13,588,455
Other Countries	31,718,212	34,080,019	—	65,798,231
Mutual Funds	2,477,106	—	—	2,477,106
Total	$225,738,466	$184,641,249	$—	$410,379,715
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,172,046	$36,895,033	$38,589,444	$128	$(657)	$2,477,106
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$141,456	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2023, are as follows:
Japan	19.4%
France	14.3%
Switzerland	11.5%
United Kingdom	11.3%
United States	9.5%
Germany	6.9%
Australia	4.2%
Hong Kong	3.7%
Denmark	3.3%
Other Countries	15.9%